(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of loss on discontinued operations [Abstract]
Schedule of Operating Profit For The Discontinued Operations
	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Revenue	-	2,784	12,258
Operating expenses	-	(2,652)	(9,679)
Tax expense (Note 7)	-	-	(2)

Profit from operating activities	-	132	2,577

(Loss)/Gain on sale of discontinued operations	(573)	12,718	-

(Loss)/Profit for the year from discontinued operations	(573)	12,850	2,577

Schedule of Net Cashflows Generated From Discontinued Operations
	December 31, 2024	December 31, 2023
	US$’000	US$’000

Cash received from sale of the discontinued operations net of transaction costs	-	28,935
Cash sold as a part of discontinued operations	-	(775)
Net cash inflow on date of disposal	-	28,160

Schedule of Assets and Liabilities Disposed
	Net assets disposed in 2023	Post disposal adjustment	Net assets disposed/adjusted
	US$‘000	US$‘000	US$‘000

Property plant & equipment	103	-	103
Goodwill and intangible assets	14,123	-	14,123
Inventory	1,160	-	1,160
Cash	775	-	775
Trade and other receivables	1,309	(423)	886
Trade and other payables	(864)	(150)	(1,014)
Lease liabilities	(106)	-	(106)
Current corporation tax	(2)	-	(2)
Deferred tax liability	(195)	-	(195)
Total net assets disposed	16,303	(573)	15,730

Schedule of Earnings Per ADS for Discontinued Operations
	December 31, 2024	December 31, 2023	December 31, 2022
Basic (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	(0.00)	0.08	0.02
Diluted (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	(0.00)	0.07	0.02
	December 31, 2024	December 31, 2023	December 31, 2022
Basic (loss)/earnings per ADS (US Dollars) – discontinued operations	(0.03)	1.68	0.38
Diluted (loss)/earnings per ADS (US Dollars) – discontinued operations	(0.03)	1.44	0.33

Schedule of Cash Flows Attributable to Discontinued Operations
	December 31, 2024	December 31, 2023	December 31, 2022
	US$000	US$000	US$000
Cash (outflow)/inflow from operating activities	-	(177)	3,798
Cash inflow from investing activities	-	28,160	-
Cash outflow from financing activities	-	-	(10,800)